Shareholder Report, Holdings (Details)	May 31, 2026
C000005505 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000005505 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000005505 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005505 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005505 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005505 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005505 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005505 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005505 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005505 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005505 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000005505 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000005505 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000005505 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005505 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000049242 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000049242 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000049242 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000049242 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049242 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049242 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049242 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000049242 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049242 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049242 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000049242 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000049242 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000049242 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000049242 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000049242 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000049243 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000049243 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000049243 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000049243 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049243 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049243 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049243 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000049243 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049243 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049243 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000049243 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000049243 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000049243 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000049243 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000049243 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244828 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000244828 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244828 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000244828 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244828 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244828 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244828 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244828 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244828 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244828 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244828 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000244828 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000244828 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000244828 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244828 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%